Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 65.4% (b)(c)(d)
Automobiles and Components 3.7%
Clarios Global, LP, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.83%, 05/06/2030	$2,798	$2,756
LTI Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 4.25%, 8.58%, 07/29/2029	3,923	3,908
RealTruck Group, Inc., 1st Lien Term Loan, 1M SOFR + 3.50%, 7.94%, 01/31/2028 (e)	1,996	1,903
Wand NewCo 3, Inc., 1st Lien Term Loan, 1M SOFR + 2.50%, 6.83%, 01/30/2031	4,118	4,052
		12,619
Capital Goods 12.3%
AI Aqua Merger Sub, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.32%, 07/31/2028	5,476	5,420
Alliance Laundry Systems, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 7.07%, 08/19/2031	4,339	4,321
Chart Industries, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.79%, 03/15/2030	1,000	999
Crown Equipment Corporation, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.82%, 10/10/2031	1,500	1,494
Crown Subsea Communications Holding, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 8.32%, 01/30/2031	3,603	3,603
Kaman Corp., 1st Lien Delay Draw Term Loan, 02/26/2032 (h)	—	(5)
Kaman Corp., 1st Lien Term Loan, 3M SOFR + 2.75%, 7.03%, 02/26/2032	3,655	3,603
KKR Apple Bidco, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.83%, 09/23/2031	3,453	3,424
Kodiak Building Partners, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 8.05%, 12/04/2031	3,500	3,355
Madison IAQ, LLC, 1st Lien Term Loan, 7.55%, 03/26/2032 (e)(f)	3,500	3,465
Pike Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.44%, 01/21/2028	1,283	1,284
TransDigm, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.83%, 02/28/2031	3,468	3,446
TransDigm, Inc., 1st Lien Term Loan, 3M SOFR + 2.75%, 7.05%, 08/24/2028	496	496
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.29%, 02/16/2028	2,747	2,741
White Cap Supply Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.57%, 10/19/2029	2,993	2,896
Wilsonart, LLC, 1st Lien Term Loan, 3M SOFR + 4.25%, 8.58%, 08/05/2031	1,990	1,889
		42,431
Commercial and Professional Services 2.0%
GFL Environmental Services, Inc., 1st Lien Term Loan (Canada), 3M SOFR + 2.50%, 6.82%, 03/03/2032	3,311	3,275
iSolved, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 7.58%, 10/15/2030	2,516	2,515
Minimax Viking GmbH, 1st Lien Term Loan (Germany), 1M EURIBOR + 2.50%, 2.15%, 02/20/2032 (e)	€1,111	1,200
		6,990
Consumer Distribution and Retail 1.1%
Peer Holding III B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 2.50%, 6.80%, 10/28/2030	$3,960	3,953

Consumer Durables and Apparel 2.2%
Recess Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 8.05%, 02/21/2030	4,089	4,084
Varsity Brands, Inc., 1st Lien Term Loan, 3M SOFR + 3.50%, 7.82%, 08/26/2031	3,500	3,424
		7,508
Consumer Services 2.9%
Belfor Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 11/01/2030 (f)	1,160	1,157
Betclic Everest Group, 1st Lien Term Loan (France), 1M EURIBOR + 3.25%, 5.79%, 12/10/2031	€1,600	1,723
Century De Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 7.79%, 10/30/2030	$3,474	3,472
Fugue Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.25%, 7.50%, 01/09/2032	1,020	1,018
Ontario Gaming GTA, LP, 1st Lien Term Loan (Canada), 3M SOFR + 4.25%, 8.55%, 08/01/2030	2,490	2,448
		9,818
Energy 2.8%
CPPIB OVM Member U.S., LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 7.05%, 08/20/2031 (e)	2,903	2,881
Freeport LNG Investments, LLLP, 1st Lien Term Loan, 11/17/2026 (e)	3,968	3,962
Prairie ECI Acquiror, L.P., 1st Lien Term Loan, 1M SOFR + 4.25%, 8.58%, 08/01/2029	344	344
TransMontaigne Operating Company, LP, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.58%, 11/17/2028	2,474	2,470
		9,657
Financial Services 1.9%
Albion Financing 3 SARL, 1st Lien Term Loan (Luxembourg), 3M SOFR + 3.00%, 7.29%, 08/16/2029	1,739	1,738

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (continued)
Athena Holdco S.A.S., 1st Lien Term Loan (France), 3M EURIBOR + 3.50%, 2.36%, 04/14/2031	€3,020	$3,259
Blackhawk Network Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 8.33%, 03/12/2029	$1,496	1,488
		6,485
Food and Beverage 1.3%
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.82%, 10/25/2027	4,405	4,401

Healthcare Equipment and Services 8.0%
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 3.25%, 7.67%, 05/10/2027	1,473	1,467
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 4.00%, 8.32%, 09/29/2028	1,970	1,961
CNT Holdings I Corp., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.80%, 11/08/2032	2,402	2,384
Confluent Medical Technologies, Inc., 1st Lien Term Loan, 3M SOFR + 3.25%, 7.55%, 02/16/2029 (f)	2,481	2,475
Electron BidCo, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 7.08%, 11/01/2028	3,000	2,992
Ensemble RCM, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.29%, 08/01/2029	3,799	3,793
LifePoint Health, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 8.05%, 05/16/2031	2,993	2,898
Mamba Purchaser, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 10/16/2028	2,960	2,952
Medline Borrower, LP, 1st Lien Term Loan, 1M SOFR + 2.25%, 6.58%, 10/23/2028	2,232	2,227
Resonetics, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.55%, 06/18/2031	2,623	2,606
Sotera Health Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.55%, 05/30/2031	1,741	1,735
		27,490
Insurance 2.2%
Acrisure, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 11/06/2030	1,245	1,235
Howden Group Holdings, Ltd., 1st Lien Term Loan (Luxembourg), 1M SOFR + 3.00%, 7.33%, 02/15/2031	2,973	2,948
HUB International, Ltd., 1st Lien Term Loan, 3M SOFR + 2.50%, 6.79%, 06/20/2030	3,481	3,463
		7,646
Materials 2.3%
AAP Buyer, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 7.07%, 09/09/2031	1,681	1,672
Nouryon Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.25%, 7.55%, 04/03/2028	2,981	2,973
WR Grace Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.55%, 09/22/2028	3,235	3,198
		7,843
Sports, Media and Entertainment 3.9%
Creative Artists Agency, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 7.07%, 10/01/2031	4,264	4,248
Gray Television, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.44%, 12/01/2028	3,216	2,940
NEP Group, Inc., 1st Lien Term Loan, 3M SOFR + 5.50%, 10.07% (1.50% PIK), 08/19/2026	2,617	2,424
Univision Communications, Inc., 1st Lien Term Loan, 3M SOFR + 4.25%, 8.55%, 06/24/2029	975	944
Virgin Media Bristol, LLC, 1st Lien Term Loan, 2M SOFR + 3.18%, 7.72%, 03/31/2031	3,000	2,882
		13,438
Pharmaceuticals, Biotechnology and Life Sciences 0.7%
Precision Medicine Group, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.40%, 11/18/2027	2,487	2,460

Real Estate Management and Development 1.1%
Forest City Enterprises, LP, 1st Lien Term Loan, 1M SOFR + 3.50%, 7.94%, 12/08/2025	4,001	3,895

Software and Services 10.6%
Access CIG, LLC, 1st Lien Term Loan, 3M SOFR + 4.25%, 8.54%, 08/18/2028	2,222	2,220
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.69%, 07/31/2027	992	984
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 4.00%, 8.43%, 08/19/2028	2,456	2,428
Avalara, Inc., 1st Lien Term Loan, 03/20/2032 (e)	4,500	4,479
BEP Intermediate Holdco, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 7.58%, 04/25/2031 (f)	3,057	3,057
Boost Newco Borrower, LLC, 1st Lien Term Loan, 3M SOFR + 2.00%, 6.30%, 01/31/2031	2,993	2,969
Conservice Midco, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 05/13/2030	2,481	2,466
Databricks, Inc., 1st Lien Delay Draw Term Loan, 01/03/2031 (h)(f)	—	2
Databricks, Inc., 1st Lien Term Loan, 3M SOFR + 4.50%, 8.82%, 01/03/2031 (f)	4,098	4,109

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans (b)(c)(d) (continued)
Genesys Cloud Services Holdings II, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 6.83%, 01/30/2032	$2,977	$2,942
Ivanti Software, Inc., 1st Lien Revolving Loan, 8.07%, 12/01/2025 (h)(f)	100	27
McAfee Corp., 1st Lien Term Loan, 03/01/2029 (e)	3,000	2,858
Project Boost Purchaser, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.30%, 07/16/2031	2,988	2,969
Proofpoint, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 08/31/2028	5,197	5,176
		36,686
Technology Hardware and Equipment 0.9%
CommScope, Inc., 1st Lien Term Loan, 12/17/2029 (e)	3,000	2,985

Telecommunication Services 1.5%
Delta TopCo, Inc., 1st Lien Term Loan, 3M SOFR + 2.75%, 7.07%, 11/30/2029	1,737	1,716
Lumen Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 6.00%, 10.33%, 06/01/2028	878	876
QualityTech, L.P., 1st Lien Term Loan, 3M SOFR + 3.50%, 7.81%, 11/04/2031 (f)	2,500	2,493
		5,085
Transportation 0.2%
SkyMiles IP, Ltd., 1st Lien Term Loan (Cayman Islands), 3M SOFR + 3.75%, 8.04%, 10/20/2027	675	681

Utilities 3.8%
Cogentrix Finance Holdco I, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 7.08%, 02/26/2032	3,250	3,235
CPV Fairview, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 7.33%, 08/14/2031	1,425	1,422
Hamilton Projects Acquiror, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 7.32%, 05/31/2031	2,213	2,209
South Field Energy, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.57%, 08/29/2031	2,885	2,879
Thunder Generation Funding, LLC, 1st Lien Term Loan, PRIME + 3.00%, 7.30%, 10/03/2031	3,395	3,391
		13,136
Total Senior Loans (Cost: $226,786)		225,207

Corporate Bonds 52.2%
Automobiles and Components 0.6%
Clarios Global, LP, 8.50%, 05/15/2027 (d)	1,500	1,504
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)	500	511
		2,015
Capital Goods 5.2%
Allison Transmission, Inc., 5.88%, 06/01/2029 (d)	2,500	2,490
Bombardier, Inc., (Canada), 8.75%, 11/15/2030 (d)	2,500	2,636
Builders FirstSource, Inc., 6.38%, 03/01/2034 (d)	3,150	3,126
Chart Industries, Inc., 7.50%, 01/01/2030 (d)	1,000	1,036
Chart Industries, Inc., 9.50%, 01/01/2031 (d)	250	267
OneSky Flight, LLC, 8.88%, 12/15/2029 (d)	3,000	3,030
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	2,250	2,250
United Rentals, Inc., 6.13%, 03/15/2034 (d)	2,000	2,000
Wilsonart, LLC, 11.00%, 08/15/2032 (d)	1,000	915
		17,750
Consumer Distribution and Retail 0.3%
Bath & Body Works, Inc., 6.63%, 10/01/2030 (d)	1,000	1,014

Consumer Durables and Apparel 0.7%
Ashton Woods USA, LLC, 6.63%, 01/15/2028 (d)	2,500	2,477

Consumer Services 3.9%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (d)	1,940	1,953
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028 (d)	3,500	3,499
Lottomatica SpA, (Italy), 7.13%, 06/01/2028 (d)	€2,482	2,790
MGM Resorts International, 6.50%, 04/15/2032	$2,500	2,449
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (d)	1,379	1,381

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (continued)
Station Casinos, LLC, 6.63%, 03/15/2032 (d)	$1,200	$1,189
		13,261
Energy 11.0%
Antero Resources Corp., 7.63%, 02/01/2029 (d)	2,222	2,278
Ascent Resources Utica Holdings, LLC, 8.25%, 12/31/2028 (d)	2,501	2,549
Blue Racer Midstream, LLC, 6.63%, 07/15/2026 (d)	1,500	1,499
Blue Racer Midstream, LLC, 7.00%, 07/15/2029 (d)	1,500	1,531
DCP Midstream Operating, LP, 8.13%, 08/16/2030	3,330	3,813
Kodiak Gas Services, LLC, 7.25%, 02/15/2029 (d)	1,150	1,171
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (d)	3,685	3,576
Occidental Petroleum Corp., 8.88%, 07/15/2030	3,500	4,005
Parkland Corp., (Canada), 6.63%, 08/15/2032 (d)	2,000	1,998
Sunoco, LP, 7.25%, 05/01/2032 (d)	3,125	3,226
Tallgrass Energy Partners, LP, 7.38%, 02/15/2029 (d)	1,500	1,507
TransMontaigne Partners, LLC, 8.50%, 06/15/2030 (d)	2,750	2,765
Transocean, Inc., (Cayman Islands), 6.80%, 03/15/2038	1,061	809
Transocean, Inc., (Cayman Islands), 8.75%, 02/15/2030 (d)	600	623
Western Midstream Operating, LP, 5.25%, 02/01/2050	2,125	1,805
Williams Cos., Inc., 8.75%, 03/15/2032	4,000	4,795
		37,950
Equity Real Estate Investment Trusts (REITs) 2.0%
HAT Holdings I, LLC, 8.00%, 06/15/2027 (d)	3,778	3,911
VICI Properties LP, 5.75%, 02/01/2027 (d)	3,000	3,039
		6,950
Financial Services 3.2%
Ally Financial, Inc., 8.00%, 11/01/2031	2,000	2,227
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (d)	1,500	1,477
Ford Motor Credit Co., LLC, 6.80%, 05/12/2028	2,500	2,566
Ford Motor Credit Co., LLC, 6.95%, 06/10/2026	1,000	1,015
Ford Motor Credit Co., LLC, 7.35%, 11/04/2027	1,465	1,518
Summit Midstream Holdings, LLC, 8.63%, 10/31/2029 (d)	2,200	2,242
		11,045
Healthcare Equipment and Services 2.3%
HCA, Inc., 7.69%, 06/15/2025	4,750	4,774
LifePoint Health, Inc., 8.38%, 02/15/2032 (d)	800	805
Molina Healthcare, Inc., 6.25%, 01/15/2033 (d)	2,500	2,459
		8,038
Insurance 0.7%
Acrisure, LLC, 7.50%, 11/06/2030 (d)	1,081	1,099
Howden U.K. Refinance PLC, (Great Britain), 7.25%, 02/15/2031 (d)	1,400	1,411
		2,510
Materials 4.0%
Celanese U.S Holdings, LLC, 6.50%, 04/15/2030	1,000	993
Celanese U.S Holdings, LLC, 6.75%, 04/15/2033	1,200	1,165
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350	4,476
Kobe U.S. Midco 2, Inc., 10.00% PIK, 11/01/2026 (d)	1,544	1,386
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (d)	4,000	4,023
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (d)	1,500	1,608
		13,651

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds (continued)
Sports, Media and Entertainment 4.7%
Belo Corp., 7.25%, 09/15/2027	$3,250	$3,352
Charter Communications Operating, LLC, 6.10%, 06/01/2029	1,650	1,702
Charter Communications Operating, LLC, 6.55%, 06/01/2034	1,650	1,695
Fox Corp., 6.50%, 10/13/2033	3,000	3,206
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	3,250	3,282
Univision Communications, Inc., 6.63%, 06/01/2027 (d)	1,000	991
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	2,000	2,007
		16,235
Pharmaceuticals, Biotechnology and Life Sciences 0.4%
1261229 BC, Ltd., (Canada), 10.00%, 04/15/2032 (d)(e)(g)	1,500	1,490

Semiconductors and Semiconductor Equipment 0.7%
Amkor Technology, Inc., 6.63%, 09/15/2027 (d)	2,500	2,507

Software and Services 2.0%
Leidos, Inc., 7.13%, 07/01/2032	2,500	2,715
Open Text Corp., (Canada), 6.90%, 12/01/2027 (d)	1,500	1,552
SS&C Technologies, Inc., 6.50%, 06/01/2032 (d)	2,500	2,527
		6,794
Technology Hardware and Equipment 2.6%
Amentum Escrow Corp., 7.25%, 08/01/2032 (d)	2,500	2,459
Dell International, LLC, 6.02%, 06/15/2026	875	886
Dell International, LLC, 6.10%, 07/15/2027	1,500	1,546
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (d)	2,250	2,333
Insight Enterprises, Inc., 6.63%, 05/15/2032 (d)	1,500	1,512
		8,736
Telecommunication Services 3.1%
Bell Telephone Co of Canada or Bell Canada, (Canada), 6.88%, 09/15/2055 (c)	500	502
Bell Telephone Co of Canada or Bell Canada, (Canada), 7.00%, 09/15/2055 (c)	500	500
Iliad Holding S.A.S, (France), 7.00%, 10/15/2028 (d)	1,000	1,012
Level 3 Financing, Inc., 11.00%, 11/15/2029 (d)	1,250	1,394
Rogers Communications, Inc., (Canada), 7.00%, 04/15/2055 (c)	1,500	1,505
Rogers Communications, Inc., (Canada), 7.13%, 04/15/2055 (c)	500	497
Sprint, LLC, 7.63%, 03/01/2026	5,250	5,333
		10,743
Transportation 2.8%
GLP Capital, LP, 5.38%, 04/15/2026	3,000	3,009
Mileage Plus Holdings, LLC, 6.50%, 06/20/2027 (d)	2,588	2,598
Uber Technologies, Inc., 7.50%, 09/15/2027 (d)	545	552
XPO, Inc., 6.25%, 06/01/2028 (d)	3,500	3,538
		9,697
Utilities 2.0%
CQP Holdco, LP, 7.50%, 12/15/2033 (d)	1,750	1,843
NRG Energy, Inc., 6.25%, 11/01/2034 (d)	2,000	1,970
Vistra Operations Co, LLC, 7.75%, 10/15/2031 (d)	3,000	3,146
		6,959
Total Corporate Bonds (Cost: $178,721)		179,822

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 46.0% (d)(f)
Collateralized Loan Obligations - Debt 25.1% (b)(c)
Investment Funds and Vehicles 25.1%
Atrium XIV, LLC, (Cayman Islands), 3M LIBOR + 6.50%, 10.81%, 10/16/2037	$2,800	$2,808
Atrium XV, (Cayman Islands), 3M LIBOR + 6.50%, 10.81%, 07/16/2037	1,188	1,189
Bain Capital Credit CLO 2020-1, Ltd., (Cayman Islands), 3M LIBOR + 7.15%, 11.44%, 04/18/2033	1,000	998
Bain Capital Credit CLO, Ltd. 2021-5, (Cayman Islands), 3M LIBOR + 6.76%, 11.05%, 10/23/2034	2,000	1,965
Ballyrock CLO 26, Ltd., (Cayman Islands), 3M LIBOR + 6.10%, 10.40%, 07/25/2037	950	956
Benefit Street Partners CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.44%, 10/20/2037	2,750	2,763
Benefit Street Partners CLO XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.00%, 07/25/2037	500	502
Benefit Street Partners CLO XXXV, Ltd., (Jersey), 3M LIBOR + 6.10%, 10.40%, 04/25/2037	750	753
Brookhaven Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.79%, 04/19/2037	500	507
Captree Park CLO, Ltd., (Jersey), 3M LIBOR + 6.00%, 10.29%, 07/20/2037	875	880
Carlyle US CLO 2024-1, Ltd., (Cayman Islands), 3M LIBOR + 6.92%, 11.22%, 04/15/2037	548	550
Carlyle US CLO 2024-2, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 11.15%, 04/25/2037	1,000	1,007
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.70%, 07/25/2036	1,600	1,606
Carlyle US CLO, 2019-3 Ltd., (Cayman Islands), 3M LIBOR + 7.34%, 11.63%, 04/20/2037	1,650	1,656
Carlyle US CLO, 2021 11A Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.80%, 07/25/2037	500	502
Carlyle US CLO, 2022-5 Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 11.40%, 10/15/2037	2,095	2,101
Cedar Funding CLO II, Ltd., (Cayman Islands), 3M LIBOR + 7.56%, 11.86%, 04/20/2034	1,750	1,748
CIFC Funding Ltd. 2021-1A, (Cayman Islands), 3M LIBOR + 6.00%, 10.30%, 07/25/2037	1,150	1,153
CIFC Funding, Ltd. 2019-4A, (Cayman Islands), 3M LIBOR + 6.86%, 11.16%, 10/15/2034	1,500	1,505
CIFC Funding, Ltd. 2021-VI, (Cayman Islands), 3M LIBOR + 6.51%, 10.81%, 10/15/2034	2,000	2,003
CIFC Funding, Ltd. 2021-VII, (Cayman Islands), 3M LIBOR + 6.61%, 10.90%, 01/23/2035	2,406	2,418
Dryden 104 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.40%, 11.72%, 08/20/2034	2,878	2,887
Dryden 115 CLO, Ltd., (Jersey), 3M LIBOR + 7.10%, 11.39%, 04/18/2037	1,000	1,018
Elmwood CLO 20, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.30%, 01/17/2037	2,000	2,009
Elmwood CLO 28, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.30%, 04/17/2037	500	502
Elmwood CLO I, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.69%, 04/20/2037	3,000	3,018
Elmwood CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.44%, 04/18/2037	1,369	1,364
Elmwood CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 10.54%, 04/20/2037	2,514	2,526
Flatiron CLO 21 Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 10.19%, 10/19/2037	250	251
Generate Clo 11, Ltd., (Cayman Islands), 3M LIBOR + 7.30%, 11.59%, 10/20/2037	1,129	1,110
Generate CLO 14, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 11.04%, 04/22/2037	500	503
Generate CLO 16, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.44%, 07/20/2037	500	502
Golub Capital Partners CLO 60B, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.30%, 10/25/2034	1,250	1,247
Invesco CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 10.71%, 07/15/2034	1,000	980
KKR CLO 45A Ltd, (Cayman Islands), 3M LIBOR + 7.30%, 11.60%, 04/15/2035	1,000	1,004
KKR CLO 46, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 11.29%, 10/20/2037	250	251
Madison Park Funding LIX, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.69%, 04/18/2037	1,350	1,350
Madison Park Funding LV, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.29%, 07/18/2037	1,000	1,001
Madison Park Funding LVII, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.00%, 07/27/2034	1,185	1,189
Madison Park Funding LXIX Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 10.55%, 07/25/2037	1,000	1,004
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.03%, 12.32%, 10/22/2030	2,500	2,166
Madison Park Funding XXXI, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.69%, 07/23/2037	775	777
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.69%, 07/22/2037	3,000	3,009
Madison Park Funding XXXIV Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 10.81%, 10/16/2037	850	853
Madison Park Funding XXXV, Ltd., (Cayman Islands), 3M LIBOR + 6.36%, 10.66%, 04/20/2032	1,500	1,508
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 10.90%, 04/15/2037	500	501
Magnetite XXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 10.70%, 04/15/2035	2,750	2,759
Magnetite XXIX, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 10.30%, 07/15/2037	250	252
Milford Park CLO, Ltd., (Jersey), 3M SOFR, 7.83%, 01/20/2038	1,500	1,509
Oak Hill Credit Partners X-R, Ltd., (Cayman Islands), 3M LIBOR + 4.40%, 8.72%, 04/20/2038	1,500	1,469
OCP CLO 2021-21, Ltd., (Cayman Islands), 3M SOFR, 7.82%, 01/20/2038	1,700	1,676
Octagon Investment Partners 49, Ltd., (Cayman Islands), 3M LIBOR + 7.33%, 11.63%, 04/15/2037	1,000	985
OHA Credit Funding 12, Ltd. 2022-12, (Bermuda), 3M LIBOR + 8.00%, 12.29%, 07/20/2036	1,975	2,008
OHA Credit Funding 3, Ltd., (Cayman Islands), 3M LIBOR + 5.00%, 9.29%, 01/20/2038	1,000	995

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
OHA Credit Funding 4, Ltd., (Cayman Islands), 3M LIBOR + 4.95%, 9.24%, 01/22/2038	$1,000	$995
OHA Credit Partners XIII, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 10.04%, 10/21/2037	610	613
OHA Loan Funding 2013-1, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 10.19%, 04/23/2037	1,500	1,504
Sixth Street CLO XX, Ltd, (Cayman Islands), 3M LIBOR + 6.41%, 10.70%, 10/20/2034	1,500	1,505
Symphony CLO 36, Ltd., (Bermuda), 3M LIBOR + 7.00%, 11.30%, 10/24/2037	560	552
Tallman Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.61%, 10.91%, 04/20/2034	2,000	2,007
TCI-Flatiron CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.41%, 10.71%, 01/29/2032	3,000	3,012
Trimaran Cavu 2021-1, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 11.29%, 07/23/2037	625	598
Voya CLO 2021-2, Ltd., (Cayman Islands), 3M SOFR, 7.94%, 04/20/2038	1,900	1,919
		86,458
Collateralized Loan Obligations - Equity 20.9%
Investment Funds and Vehicles 20.9%
AIMCO CLO 23, Ltd., (Cayman Islands), 04/20/2038	1,860	1,661
AIMCO CLO XI, Ltd., (Cayman Islands), 22.79%, 10/17/2034	2,180	1,843
AIMCO CLO XVI, Ltd., (Cayman Islands), 16.47%, 07/17/2037	1,208	873
AIMCO CLO XX, Ltd., (Cayman Islands), 14.54%, 10/16/2036	1,588	1,327
AIMCO CLO XXII, Ltd., (Jersey), 15.44%, 04/19/2037	410	337
Allegro CLO V, Ltd., (Cayman Islands), 10/16/2030	2,000	—
Atrium XIV, LLC, (Cayman Islands), 19.53%, 10/16/2037	6,744	3,632
Bain Capital Credit CLO 2024-2, Ltd., (Jersey), 16.69%, 07/15/2037	960	802
Bain Capital Credit CLO, Ltd. 2020-2, (Cayman Islands), 40.86%, 07/19/2034	1,250	619
Bain Capital Credit CLO, Ltd. 2022-1, (Cayman Islands), 11.22%, 04/18/2035	1,500	644
Benefit Street Partners Clo XXXVII, Ltd., (Cayman Islands), 01/25/2038	1,950	2,098
Blueberry Park CLO, Ltd., (Jersey), 0.13%, 10/20/2037	1,840	111
Blueberry Park CLO, Ltd., (Jersey), 12.52%, 10/20/2037	1,840	1,477
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 10/15/2030	3,223	874
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 14.52%, 07/25/2036	2,250	1,756
Carlyle US CLO 2024-5, Ltd., (Cayman Islands), 10/25/2036	1,580	1,390
CIFC Funding 2024-III, Ltd., (Cayman Islands), 14.20%, 07/21/2037	400	335
CIFC Funding 2024-IV, Ltd., (Cayman Islands), 10/16/2037	1,830	1,698
CIFC Funding, Ltd. 2020-3A, (Cayman Islands), 19.67%, 10/20/2034	1,996	1,296
CIFC Funding, Ltd. 2021-5A, (Cayman Islands), 18.26%, 01/15/2038	2,986	2,000
Dryden 98 CLO, Ltd., (Cayman Islands), 13.07%, 04/20/2035	1,100	538
Elmwood CLO 26, Ltd., (Cayman Islands), 13.18%, 04/18/2037	500	357
Elmwood CLO 32, Ltd., (Cayman Islands), 10/18/2037	1,770	1,480
Elmwood CLO 35, Ltd., (Cayman Islands), 10/18/2037	1,020	876
Elmwood CLO XI, Ltd., (Cayman Islands), 15.62%, 10/20/2034	1,280	1,081
Generate Clo 18, Ltd., (Cayman Islands), 01/20/2038	4,190	3,863
Invesco CLO 2021-3, Ltd., (Cayman Islands), 10/22/2034	113	28
Invesco CLO 2021-3, Ltd., (Cayman Islands), 14.83%, 10/22/2034	1,130	493
KKR CLO 50 Ltd, (Cayman Islands), 11.23%, 04/20/2037	1,151	792
LCM XV, LP, (Cayman Islands), 07/20/2030	5,875	88
Madison Park Funding LIII, Ltd., (Cayman Islands), 12.59%, 04/21/2035	2,188	1,263
Madison Park Funding LIX, Ltd., (Cayman Islands), 15.02%, 04/18/2037	2,762	1,746
Madison Park Funding LXVI, Ltd., (Cayman Islands), 10/21/2037	560	510
Madison Park Funding LXVII, Ltd., (Cayman Islands), 12.14%, 04/25/2037	250	215
Madison Park Funding LXXI, Ltd., (Cayman Islands), 04/23/2038	496	473
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000	1
Madison Park Funding XXII, Ltd., (Cayman Islands), 17.87%, 01/15/2033	6,193	3,310
Madison Park Funding XXX, Ltd., (Cayman Islands), 07/16/2027	2,715	1,306
Madison Park Funding XXXI, Ltd., (Cayman Islands), 13.23%, 07/23/2037	2,000	1,015
Madison Park Funding XXXII, Ltd., (Cayman Islands), 19.70%, 01/22/2048	2,472	1,245
Madison Park Funding, Ltd., (Cayman Islands), 8.55%, 04/21/2035	1,500	1,088
Magnetite XLIV Ltd., (Cayman Islands), 10/15/2037	2,400	2,088
Magnetite XXVIII, Ltd., (Cayman Islands), 20.49%, 01/20/2035	2,803	2,438
Magnetite XXXVIII, Ltd., (Cayman Islands), 10.41%, 04/15/2037	250	200

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations (d)(f) (continued)
Oaktree CLO, Ltd. 2015-1, (Cayman Islands), 10/20/2027	$4,000	$70
OCP CLO 2024-34, Ltd., 10/15/2037	450	378
OHA Credit Funding 1, Ltd., (Cayman Islands), 11.22%, 04/20/2037	5,700	4,443
OHA Credit Partners VII, Ltd., (Cayman Islands), 20.14%, 02/20/2038	2,672	1,486
OHA Credit Partners XI, Ltd., (Cayman Islands), 04/20/2037	400	234
OHA Credit Partners XIV, Ltd., (Cayman Islands), 13.92%, 07/21/2037	753	580
OHA Credit Partners XVI, (Cayman Islands), 17.56%, 10/18/2034	1,675	1,320
OHA Credit Partners XVII, Ltd., (Cayman Islands), 01/18/2038	610	570
OHA Loan Funding, Ltd. 2016-1, (Cayman Islands), 11.88%, 07/20/2037	3,613	2,276
RR 19, Ltd., (Cayman Islands), 14.57%, 10/15/2035 (g)	2,471	1,845
RR 38, Ltd., (Cayman Islands), 04/15/2040	470	420
RRX 7 Ltd. 2022-7, (Cayman Islands), 9.88%, 07/15/2122	3,875	1,980
Signal Peak CLO XI Ltd., (Cayman Islands), 18.85%, 07/18/2037	1,750	1,621
Voya CLO 2024-1, Ltd., (Cayman Islands), 13.48%, 04/15/2037	2,142	1,726
Wellman Park CLO, Ltd., (Cayman Islands), 07/15/2034	6,070	173
Wellman Park CLO, Ltd., (Cayman Islands), 15.15%, 07/20/2037	2,500	1,707
		72,096
Total Collateralized Loan Obligations (Cost: $165,980)		158,554
Total Investments - 163.6% (Cost: $571,487)		$563,583
Liabilities in Excess of Other Assets - (63.6%)		(219,083)
Net Assets - 100.0%		$344,500

Footnotes:
(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.
(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), the London Interbank Offered Rate ("LIBOR"), Euro InterBank Offered Rate ("EURIBOR"), the U.S. Prime Rate ("PRIME"), or an alternate base rate (commonly based on the Federal Funds Rate or the Prime Rate), at the borrower's option, which reset annually, semi-annually, quarterly, bi-monthly, monthly or daily. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. For each such loan, Ares Dynamic Credit Allocation Fund, Inc. (the "Fund") has provided the interest rate in effect on the date presented.
(c)	Variable rate coupon rate shown as of March 31, 2025.
(d)	Senior Loans, Collateralized Loan Obligations and Corporate Bonds exempt from registration under Rule 144A, which as of March 31, 2025 represented 145.3% of the Fund's net assets or 88.8% of the Fund's total assets, are subject to legal restrictions on sales.
(e)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.
(f)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Schedule of Investments).
(g)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(h)	As of March 31, 2025, the Fund had entered into the following commitment to fund a revolving senior secured loan. Such commitment is subject to the satisfaction of certain conditions set forth in the documents governing this loan and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving loan commitments.

Unfunded Issuer	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Databricks, Inc.	$901	$—	$901
Ivanti Software, Inc.	250	(100)	150
Kaman Corp.	345	—	345
Total	$1,496	$(100)	$1,396

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

As of March 31, 2025, the aggregate cost of securities for Federal income tax purposes was $571,507.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$5,905
Gross unrealized depreciation	(13,829)
Net unrealized depreciation	$(7,924)

Currencies:
£	British Pounds
€	Euro Currency
$	U.S. Dollars

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

March 31, 2025 (Unaudited)

(in thousands, except percentages and as otherwise noted)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) ("ARDC" or the "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company ("RIC"), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations ("CLOs") and other asset-backed securities. Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser (as defined below) will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 45% of its Managed Assets (as defined below) in CLOs and other asset-backed securities, or (ii) 15% of its Managed Assets in subordinated (or residual) tranches of CLO securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

The Fund is externally managed by Ares Capital Management II LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 on June 9, 2011 and serves as the investment adviser to the Fund. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management Corporation, provides certain administrative and other services necessary for the Fund to operate.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of directors designated the Fund's Adviser as the Fund's valuation designee (the “Valuation Designee”) to perform the fair value determinations for investments held by the Fund without readily available market quotations, subject to the oversight of the Fund's board of directors. All investments are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans and corporate bonds are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan or corporate bond is placed on non-accrual status. Interest payments received on non-accrual loans and corporate bonds may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans and corporate bonds are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan or corporate bond has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CLO equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the “net realized and unrealized gain (loss) on investments” in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences may be material.

(3) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and a better understanding of the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares", and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except percentages and as otherwise noted)

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund's board of directors in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the board of directors and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate bonds: The fair value of Senior Loans and Corporate Bonds is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Valuation Designee will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common stock and warrants: The fair value of common stock and warrants are estimated using either broker quotes or an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(in thousands, except percentages and as otherwise noted)

The following table is a summary of inputs used as of March 31, 2025 in valuing the Fund's investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	208,422	16,785	225,207
Corporate Bonds	—	179,822	—	179,822
Collateralized Loan Obligations	—	—	158,554	158,554
Total Investments	—	388,244	175,339	563,583

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2025:

	Senior Loans ($)	Collateralized Loan Obligations ($)	Total ($)
Balance as of December 31, 2024	7,785	171,204	178,989
Purchases	5,714	11,111	16,825
Sales and principal redemptions	(2,277)	(20,226)	(22,503)
Net realized and unrealized gains	(17)	(3,596)	(3,613)
Accrued discounts	2	61	63
Transfers into Level 3	5,578	—	5,578
Balance as of March 31, 2025	16,785	158,554	175,339
Net change in unrealized gains/(losses) from investments held at March 31, 2025	(27)	(3,638)	(3,665)

Investments were transferred into Level 3 during the three months ended March 31, 2025. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of March 31, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Valuation Designee's determination of fair values.

			Unobservable Input
Type	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(a)
Senior Loans	16,757	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Senior Loans	28	Yield Analysis	Market Yield	16.1%	16.1%
Collateralized Loan Obligations	158,554	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Total Level 3 Investments	175,339

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Fund’s investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.